Leases - Amounts recognized (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Interest on lease liabilities	₽ 26,334	₽ 32,941
Depreciation charge on right-of-use assets	75,182	74,365
Expenses relating to short-term leases	16,995	16,394
Total, Leases under IFRS 16	118,511	123,700
Lease expense, IAS 17			₽ 84,638
Total cash outflow for leases	₽ 103,065	₽ 110,710